Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 16, 2021	Dec. 02, 2020	Apr. 14, 2021	Apr. 14, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Feb. 26, 2021	Feb. 03, 2021	Feb. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Proceeds from warrant exercises						$ 153,927	$ 0
Warrant liabilities	$ 51,753					$ 51,753						$ 343,400	$ 1,122
Fair value of warrants not yet extinguished												52,800
Private And Public Warrants
Subsequent Event [Line Items]
Proceeds from warrant exercises		$ 153,900
Warrant liabilities												$ 343,400
Private Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)	3,077,021					3,077,021						6,666,666
Warrants exercised (in shares)		3,589,645
Public Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)	0					0				13,333,309		13,333,309
Exercise price of warrants (in dollars per share)										$ 11.50
Warrants exercised (in shares)		13,128,671
Remaining warrants redeemed (in shares)	204,638
Redemption price per warrant (in dollars per share)	$ 0.01
Class A Common Stock
Subsequent Event [Line Items]
Conversion of warrants into securities (in shares)			4,089,280
New shares registered (in shares)	715,000,000					715,000,000			85,949,156			715,000,000	283,523,459
Lock-up period (in days)			180 days
Class A Common Stock | Private Warrants | Resale Prospectus
Subsequent Event [Line Items]
Conversion of warrants into securities (in shares)											6,666,666
Class A Common Stock | Public Warrants
Subsequent Event [Line Items]
Conversion of warrants into securities (in shares)										13,333,309
Subsequent Event
Subsequent Event [Line Items]
Warrant liabilities extinguished					$ 290,600
Subsequent Event | Private Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)				3,077,021	3,077,021
Subsequent Event | Public Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)				0	0
Remaining warrants redeemed (in shares)				204,638
Redemption price per warrant (in dollars per share)				$ 0.01
Subsequent Event | Class A Common Stock | Resale Prospectus | Forecast
Subsequent Event [Line Items]
Sale of stock (in shares)								181,247,830